Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-38717
Entity Registrant Name	INTELLIGENT PROTECTION MANAGEMENT CORP.
Entity Central Index Key	0001355839
Entity Tax Identification Number	20-3191847
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Jericho Executive Plaza
Entity Address, Address Line Two	Suite 400E
Entity Address, City or Town	Jericho
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11753
City Area Code	212
Local Phone Number	967-5120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	IPM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false